Investment Objectives and Goals - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - (Nomura Tax-Free Minnesota Fund)	Aug. 31, 2025
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota personal income taxes as is consistent with preservation of capital.